Fair value of financial instruments (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Fair value of warrants transferred from Level 3 to Level 1	$ 3.0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%